CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Subscription receivables CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning balance at Dec. 31, 2017	¥ 227	¥ 1,513,420	¥ (35)	¥ (4,091,770)	¥ 103,132		¥ (2,475,026)
Beginning balance (in shares) at Dec. 31, 2017 | shares	355,105,296
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for vested restricted share units	¥ 5	(5)
Issuance of ordinary shares for vested restricted share units (in shares) | shares	7,092,667
Issuance of ordinary shares for public offerings, net of issuance costs of RMB39,316 (in shares) | shares						7,092,667	7,092,667
Share-based compensation		51,185					¥ 51,185
Net loss				(1,878,375)			(1,878,375)
Accretion of convertible redeemable preferred shares		(511,646)					(511,646)
Foreign currency translation adjustments					36,974		36,974
Ending balance at Dec. 31, 2018	¥ 232	1,052,954	(35)	(5,970,145)	140,106		¥ (4,776,888)
Ending balance (in shares) at Dec. 31, 2018 | shares	362,197,963
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for vested restricted share units	¥ 5	(5)
Issuance of ordinary shares for vested restricted share units (in shares) | shares	7,092,666
Issuance of ordinary shares for public offerings, net of issuance costs of RMB39,316 (in shares) | shares						7,092,666	7,092,666
Share-based compensation		51,168					¥ 51,168
Net loss				(1,669,781)			(1,669,781)
Accretion of convertible redeemable preferred shares		(795,015)					(795,015)
Foreign currency translation adjustments					(446)		(446)
Ending balance at Dec. 31, 2019	¥ 237	309,102	(35)	(7,639,926)	139,660		(7,190,962)
Ending balance (in shares) at Dec. 31, 2019 | shares	369,290,629
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for public offerings, net of issuance costs of RMB39,316	¥ 87	5,173,926					5,174,013
Issuance of ordinary shares for public offerings, net of issuance costs of RMB39,316 (in shares) | shares	125,491,548
Conversion of preferred shares upon completion of initial public offering ("IPO")	¥ 311	10,968,364					10,968,675
Conversion of preferred shares upon completion of initial public offering ("IPO") (in shares) | shares	439,646,388
Share issued for exercise of stock options and vested restricted share units	¥ 4	6,900					6,904
Share issued for exercise of stock options and vested restricted share units (in shares) | shares	7,021,620
Collection of subscription receivable			¥ 35				35
Share-based compensation		360,078					360,078
Net loss				(1,705,176)		$ (261,330)	(1,705,176)
Accretion of convertible redeemable preferred shares		(375,649)				(57,571)	(375,649)
Foreign currency translation adjustments					(209,963)	(32,178)	(209,963)
Ending balance at Dec. 31, 2020	¥ 639	¥ 16,442,721		¥ (9,345,102)	¥ (70,303)	$ 1,077,082	¥ 7,027,955
Ending balance (in shares) at Dec. 31, 2020 | shares	941,450,185